CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 2,901	$ 5,744
Trade receivables (net of allowances for doubtful accounts of $ 395 as of December 31, 2011 and 2010)	5,389	6,851
Inventories	6,590	3,949
Other current assets	3,490	1,708
Total current assets	18,370	18,252
SEVERANCE PAY FUND	2,674	2,796
PROPERTY AND EQUIPMENT, NET	301	338
Total assets	21,345	21,386
CURRENT LIABILITIES:
Trade payables	2,703	2,759
Deferred revenue	623	451
Other payables and accrued expenses	4,374	3,898
Total current liabilities	7,700	7,108
LONG-TERM LIABILITIES:
Deferred revenue	161	221
Accrued severance pay	3,092	3,154
Total long-term liabilities	3,253	3,375
Total liabilities	10,953	10,483
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary Shares of NIS 0.20 par value: 9,997,670 shares authorized at December 31, 2011 and 2010; 6,446,541 and 6,175,867 shares issued at December 31, 2011 and 2010, respectively; 6,415,698 and 6,145,024 shares outstanding at December 31, 2011 and 2010, respectively	250	234
Additional paid-in capital	60,754	59,180
Accumulated other comprehensive loss	(197)
Accumulated deficit	(50,415)	(48,511)
Total shareholders' equity	10,392	10,903
Total liabilities and shareholders' equity	$ 21,345	$ 21,386